SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Components of Ecosystem and Technology Fees (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total net revenue	$ 156,365,000	$ 101,007,000	$ 346,952,000	$ 257,030,000	$ 340,885,000	$ 209,549,000
Ecosystem and Technology Fees
Disaggregation of Revenue [Line Items]
Total net revenue	31,796,000	5,179,000	70,696,000	15,332,000	20,310,000	10,215,000
Technology Offering Fees
Disaggregation of Revenue [Line Items]
Total net revenue	15,548,000	5,179,000	35,195,000	15,332,000	20,188,000	10,215,000
Other fee income	6,700,000		13,500,000
Ecosystem Fees
Disaggregation of Revenue [Line Items]
Total net revenue	16,248,000	0	35,501,000	0	122,000	0
Other fee income	8,500,000	0	17,500,000	0
Program Fees
Disaggregation of Revenue [Line Items]
Total net revenue	3,895,000	2,144,000	8,749,000	4,498,000	8,004,000	413,000
Ecosystem and Technology Fees Including Program Fees
Disaggregation of Revenue [Line Items]
Total net revenue	$ 35,691,000	$ 7,323,000	$ 79,445,000	$ 19,830,000	$ 28,314,000	$ 10,628,000